PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”) SUPPLEMENT

NORTHERN FUNDS

LARGE CAP EQUITY FUND

TECHNOLOGY FUND

SUPPLEMENT DATED AUGUST 1, 2017 TO

PROSPECTUS AND SAI

EACH DATED JULY 31, 2017

The Large Cap Equity Fund was reorganized into the Large Cap Core Fund. The Technology Fund was liquidated and terminated. All references to the Large Cap Equity Fund and Technology Fund in the Prospectus and SAI are hereby deleted.

Please retain this Supplement with your Prospectus and SAI for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northerntrust.com/funds	EQTY SPT 8/17

NORTHERN FUNDS PROSPECTUS